CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 707		$ 441
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	33,319,923	33,319,923	32,877,118	32,877,118
Ordinary shares, shares outstanding	33,319,923	33,319,923	32,877,118	32,877,118